STOCK-BASED COMPENSATION - Stock-based compensation expense (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense
Total stock-based compensation expense	$ 452,182	$ 21,108	$ 28,144	$ 32,245
Unamortized stock-based compensation expense related to unvested awards that are expected to vest	$ 416,145		$ 36,986
Weighted-average period over which such stock-based compensation expense will be recognized	1 year 11 months 15 days		1 year 6 months
Selling and Marketing Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	$ 59,413	17,104	$ 22,805	22,805
Research and Development Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	338,774			1,876
General and Administrative Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	$ 53,995	$ 4,004	$ 5,339	$ 7,564